DESCRIPTION OF PLAN (Details) - EBP 100	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Required service period	30 days
Automatic deferral rate (as a percent)	6.00%
Automatic cash out limit	$ 7,000
Employer contribution, vesting percent	25.00%
Employer contribution, vesting service period	1 year
Participant accounts, increase in vesting percent	25.00%
Participant accounts, vesting percent	100.00%
Participant accounts, vesting service period	4 years
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, percent	50.00%
Notes receivable term for the purchase of a primary residence	10 years
Retirement age | year	65
In-service withdrawal, age | year	59.5
Unallocated forfeitures	$ 6,910	$ 7
Forfeitures used to offset contributions	338,579	$ 357,307
Untimely remittances identified on the schedule of delinquent participant contributions corrected	$ 9,487
Minimum
EBP, Description of Plan [Line Items]
Participant contribution, before-tax, percentage of eligible compensation	2.00%
Participant contribution, after-tax, percentage of eligible compensation	1.00%
Notes receivable term for general loan	1 year
Interest rate on notes receivable (as a percent)	4.25%	4.25%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, before-tax, percentage of eligible compensation	75.00%
Participant contribution, after-tax, percentage of eligible compensation	15.00%
Notes receivable term for general loan	5 years
Interest rate on notes receivable (as a percent)	9.50%	9.50%